Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Column Financial Inc.

Credit Suisse First Boston Mortgage Securities Corp

Credit Suisse Securities (USA) LLC

(collectively, the “Company”)

Re:	CSMC Trust 2015-SAND – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Company, solely to assist the Company with certain information pertaining to the mortgage loans and the related mortgaged properties which we were informed are intended to be included as collateral in the offering of the Certificates by CSMC Trust 2015-SAND Mortgage Trust. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Company. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The phrase “Data File” means the electronic data file provided to us by the Company on July 22, 2015 containing information with respect to 1 mortgage loan (“Mortgage Loan”) and the related 2 mortgaged properties (“Mortgaged Properties”).
•	The phrase “Cut-off Date” means the payment date in August 2015, as provided by the Company.
•	The phrase “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The phrase “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The phrase “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The phrase “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

CSMC Trust 2015-SAND July 22, 2015 Page 2

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Loans and all related Mortgaged Properties in the Data File.

A.	For each of the Mortgage Loans and related Mortgaged Properties in the Data File, we compared the Compared Attributes in the Data File to the corresponding information set forth the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes for the Mortgage Loans and related Mortgaged Properties listed in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

CSMC Trust 2015-SAND July 22, 2015 Page 3

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Column Financial Inc., Credit Suisse First Boston Mortgage Securities Corp and Credit Suisse Securities (USA) LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Company but who may have access to this report as required by law or regulation.

July 22, 2015

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Control Number	Provided by the Company
Loan / Property Flag	Provided by the Company
Property Name	Provided by the Company
Street Address	Appraisal/ Engineering Report
City	Appraisal/ Engineering Report
State	Appraisal/ Engineering Report
Zip Code	Appraisal/ Engineering Report
Property Type	Appraisal
Property Type Detail	Appraisal/Provided by Company
Year Built	Appraisal/ Engineering Report
Year Renovated	Appraisal/ Engineering Report
Number of Units	Appraisal/ Borrower Rent Roll/ Underwritten Rent Roll
Unit Description	Appraisal/ Engineering Report
Mortgage Loan Balance (as of the Cut-off Date) ($)	Loan Agreement
Ownership Interest	Loan Agreement
Interest Accrual Method	Loan Agreement
Amort Type	Loan Agreement
Mortgage Loan Rate Type	Loan Agreement
Mortgage Loan Index	Loan Agreement
Mortgage Loan Margin	Loan Agreement
Administrative Fee	Provided by the Company
First Payment Date	Loan Agreement/Promissory Note
Initial Maturity Date	Loan Agreement/Promissory Note
Fully Extended Maturity Date	Loan Agreement/Promissory Note
Extension Options (Yes/No)	Loan Agreement
Extension Options Description(2)	Loan Agreement
Payment Due Date	Loan Agreement
Interest Accrual Period Start	Loan Agreement
Interest Accrual Period End	Loan Agreement
LIBOR Determination Date	Loan Agreement

A-1

Attribute	Source Document
Lockout Period (Mos.)	Loan Agreement
Lockout Expiration Date	Loan Agreement
Prepayment Begin Date	Loan Agreement
Prepayment End Date	Loan Agreement
Prepay Period (Mos.)	Loan Agreement
Open Period Begin Date	Loan Agreement
Open Period (Mos.)	Loan Agreement
Prepayment Type	Loan Agreement
Prepay Period Description	Loan Agreement
Appraisal Date	Appraisal
Appraisal Value ($)	Appraisal
As-stabilized Appraisal Value ($)	Appraisal
As-stabilized Appraisal Date	Appraisal
PML %	Seismic Report
Seismic Report Date	Seismic Report
Upfront Tax Reserve	Settlement Statement
Upfront Insurance Reserve	Settlement Statement
Upfront Engineering	Settlement Statement
Upfront Other	Settlement Statement
Upfront Other Description	Settlement Statement
Monthly Tax Reserve	Settlement Statement
Monthly Insurance Reserve	Settlement Statement
Monthly Engineering Reserve	Loan Agreement
Monthly FF&E Reserve	Loan Agreement
Monthly Other Reserve	Loan Agreement
Monthly Other Description	Loan Agreement
2009 Occupancy	Underwritten Financial Schedule
2010 Occupancy	Underwritten Financial Schedule
2011 Occupancy	Underwritten Financial Schedule
2012 Occupancy	Underwritten Financial Schedule
2013 Occupancy	Underwritten Financial Schedule
2014 Occupancy	Underwritten Financial Schedule

A-2

Attribute	Source Document
TTM May 2015 Occupancy	Underwritten Financial Schedule
2009 ADR ($)	Underwritten Financial Schedule
2010 ADR ($)	Underwritten Financial Schedule
2011 ADR ($)	Underwritten Financial Schedule
2012 ADR ($)	Underwritten Financial Schedule
2013 ADR ($)	Underwritten Financial Schedule
2014 ADR ($)	Underwritten Financial Schedule
TTM May2015 ADR ($)	Underwritten Financial Schedule
2009 RevPAR ($)	Underwritten Financial Schedule
2010 RevPAR ($)	Underwritten Financial Schedule
2011 RevPAR ($)	Underwritten Financial Schedule
2012 RevPAR ($)	Underwritten Financial Schedule
2013 RevPAR ($)	Underwritten Financial Schedule
2014 RevPAR ($)	Underwritten Financial Schedule
TTM May 2015 RevPAR ($)	Underwritten Financial Schedule
2009 NOI ($)	Underwritten Financial Schedule
2010 NOI ($)	Underwritten Financial Schedule
2011 NOI($)	Underwritten Financial Schedule
2012 NOI($)	Underwritten Financial Schedule
2013 NOI ($)	Underwritten Financial Schedule
2014 NOI ($)	Underwritten Financial Schedule
TTM May 2015 NOI ($)	Underwritten Financial Schedule
UW Occupancy	Underwritten Financial Schedule
UW ADR ($)	Underwritten Financial Schedule
UW RevPAR ($)	Underwritten Financial Schedule
UW Revenue ($)	Underwritten Financial Schedule
UW Expenses ($)	Underwritten Financial Schedule
UW NOI ($)	Underwritten Financial Schedule
UW NCF ($)	Underwritten Financial Schedule
Earthquake Insurance Required (Y/N)	Harborgroup Insurance Analytics/Insurance Certificates
Terrorism Insurance Required (Y/N)	Harborgroup Insurance Analytics/Insurance Certificates

A-3

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Loan per Unit ($)	We recomputed using the Mortgage Loan Balance (as of the Cut-off Date) ($) divided by Number of Units.
Mortgage Loan Balance (as of the Cut-off Date) ($)	We recomputed using the Amort Type to determine if the loan is interest only, therefore, Mortgage Loan Balance (as of the Cut-off Date) is equal to the original loan balance stated in the loan agreement.
Aggregate Mezzanine Loans Balance (as of the Cut-off Date) ($)	We recomputed using the sum of Mezz A Loan Balance and Mezz B Loan Balance
Total Debt Margin	We recomputed using aggregate sum of (Mortgage Loan Margin multiplied by Mortgage Loan Balance (as of the Cut-off Date) ($)) and (Mezz A Loan Balance multiplied by Mezz A Interest margin) and Mezz B Loan Balance multiplied by Mezz B Interest margin) divided by the aggregate by sum of Mortgage Loan Balance (as of the Cut-off Date) ($) and Aggregate Mezzanine Loans Balance (as of the Cut-off Date) ($).
Mortgage Loan Rate(1)	The sum of Mortgage Loan Margin and 1-month LIBOR (Assumed LIBOR of 0.1900%)
Total Debt Rate(1)	The sum of Total Debt Margin and 1-month LIBOR (Assumed LIBOR of 0.1900%)
Net Mortgage Rate(1)	Mortgage Loan Rate(1) minus Administrative Fee
Mortgage Loan Monthly Debt Service ($)	Mortgage Loan Rate (1) multiplied by Mortgage Loan Balance (as of the Cut-off Date) ($) and Interest Accrual Method (Actual/360).
Original Loan Term (Mos.)	Number of payments between and including the First Loan Payment Date the Initial Maturity Date
Remaining Loan Term (Mos.)	This loan has no seasoning as of the Cut-off Date, therefore, the Remaining Loan Term (Mos.) is equal to Original Loan Term (Mos.)
As-is Appraisal Value per Room ($)	Appraised Value ($) divided by Number of Units
Cut-off Date Mortgage Loan LTV	Mortgage Loan Balance (as of the Cut-off Date) ($) divided by Appraisal Value ($)
Cut-off Date Total Debt LTV	Sum of Mortgage Loan Balance (as of the Cut-off Date) ($) and Aggregate Mezzanine Loans Balance (as of the Cut-off Date) ($) divided by Appraisal Value ($)
Mortgage Loan UW NCF DSCR	UW NCF ($) divided by annualized Mortgage Loan Monthly Debt Service ($)

B-1

Attribute	Calculation Methodology
Mortgage Loan UW NCF DSCR (at LIBOR cap)	UW NCF ($) divided by product of Mortgage Loan Balance (as of the Cut-off Date) ($) and the sum of Mortgage Loan Margin and LIBOR cap of 2.0%, multiplied by Interest Accrual Method.
Mortgage Loan UW NCF DY	UW NCF ($) divided by Mortgage Loan Balance (as of the Cut-off Date) ($)
Total Debt UW NCF DSCR	UW NCF ($) divided by product of the sum of Mortgage Loan Balance (as of the Cut-off Date) ($) and Aggregate Mezzanine Loans Balance (as of the Cut-off Date) ($) and the Total Debt Rate multiplied by Interest Accrual Method.
Total Debt UW NCF DSCR (at LIBOR cap)	UW NCF ($) divided by product of the sum of Mortgage Loan Balance (as of the Cut-off Date) ($) and Aggregate Mezzanine Loans Balance (as of the Cut-off Date) ($) and the Total Debt Margin and LIBOR cap of 2.0% multiplied by Interest Accrual Method.
Total Debt UW NCF DY	UW NCF ($) divided by aggregate loan balance ( sum of Mortgage Loan Balance (as of the Cut-off Date) ($) and Aggregate Mezzanine Loans Balance (as of the Cut-off Date) ($))

B-2

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by Company,” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1